Note 15 - Leases - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance	$ 239	$ 349
Additions to lease liability	527	0
Finance cost	24	15	$ 17
Lease payments	(129)	(118)
Foreign currency movement	(23)	(7)
Derecognition of lease liability	(173)	0
Balance	$ 465	$ 239	$ 349